WARRANTS LIABILITY, AT FAIR VALUE (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Proceeds from Issuance of Warrants	$ 244,446	$ 168,035	$ 0
Fair Value Assumptions, Expected Term	3 years
Fair Value Assumptions, Expected Volatility Rate	100.00%
Fair Value Assumptions, Risk Free Interest Rate	1.00%
Changes in fair value of warrants liability	$ (117,577)	(35,188)	$ 0
Derivative Liability, Noncurrent	$ 259,716	$ 132,847
Warrant [Member]
Stock Issued During Period, Shares, New Issues	4,518,406	3,106,000
Fair Value Assumptions, Expected Term	1 year 10 months 20 days	2 years 4 months 24 days
Fair Value Assumptions, Expected Volatility Rate	100.00%	100.00%
Fair Value Assumptions, Risk Free Interest Rate	1.00%	1.00%